Debt and Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Debt Obligation

The following represents the Company’s debt obligations as of December 31, 2018 and 2017:

Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable	2018		2017
	Outstanding	Average Interest	Outstanding	Average Interest	Final Maturity
TMCL II Secured Debt Facility (1)	$654,485	4.36%	$659,714	3.38%	August 2024
TMCL IV Secured Debt Facility	—	—	132,885	4.00%	—
TL Revolving Credit Facility	1,272,074	4.00%	568,403	3.56%	September 2023
TL Revolving Credit Facility II	—	—	150,906	3.55%	—
TW Credit Facility	—	—	97,148	3.38%	—
TAP Funding Revolving Credit Facility	171,937	4.41%	163,276	3.43%	December 2021
TL Term Loan	—	—	352,555	3.69%	—
TMCL VI Term Loan	276,210	4.30%	—	—	February 2038
2017-1 Bonds	353,884	3.91%	390,013	3.91%	May 2042
2017-2 Bonds	435,838	3.73%	475,408	3.73%	June 2042
2018-1 Bonds	245,399	4.14%	—	—	July 2043
Total debt obligations	$3,409,827		$2,990,308
Amount due within one year	$191,689		$233,681
Amounts due beyond one year	$3,218,138		$2,756,627

(1) Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its scheduled conversion date.

Future Scheduled Repayments

The following is a schedule of future scheduled repayments, by year, and borrowing capacities, as of December 31, 2018:

	Twelve months ending December 31,						Available borrowing, as limited by the	Current and
	2019	2020	2021	2022	2023 and thereafter	Total Borrowing	Borrowing Base	Available Borrowing
TMCL II Secured Debt Facility (1)	$60,160	$60,484	$55,549	$55,549	$425,895	$657,637	$—	$657,637
TL Revolving Credit Facility	—	—	—	—	1,280,000	1,280,000	136,637	1,416,637
TAP Funding Revolving Credit Facility	13,813	16,752	142,435	—	—	173,000	2,798	175,798
TMCL VI Term Loan	25,500	25,500	25,500	25,500	176,724	278,724	—	278,724
2017-1 Bonds	38,331	39,357	52,173	63,220	164,129	357,210	—	357,210
2017-2 Bonds (2)	40,968	43,958	55,259	67,021	232,709	439,915	—	439,915
2018-1 Bonds (2)	18,655	18,655	18,655	18,655	176,707	251,327	—	251,327
Total (3)	$197,427	$204,706	$349,571	$229,945	$2,456,164	$3,437,813	$139,435	$3,577,248

(1)	Future scheduled payments for the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its associated conversion date.
(2)	Future scheduled payments for the 2017-2 Bonds and 2018-1 Bonds exclude an unamortized discount of $60 and $2,888, respectively.
(3)	Future scheduled payments for all debts exclude unamortized prepaid debt issuance costs in an aggregate amount of $25,038.

Summary of Derivative Instruments	The following is a summary of the Company’s derivative instruments as of December 31, 2018:

Notional
Derivative instruments	amount
Interest rate swap contracts with several banks, with fixed rates between 0.70% and 2.94% per annum, amortizing notional amounts, with termination dates through Jan 15, 2023	$987,967
Interest rate cap contracts with several banks with fixed rates between 3.70% and 5.10% per annum, nonamortizing notional amounts, with termination dates through August 15, 2021	240,000
Total notional amount as of December 31, 2018	$1,227,967